INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
2013	$ 6,717
2014	6,027
2015	5,983
2016	5,839
2017	5,741
2018 and thereafter	5,684
Amortized cost	$ 35,991	$ 49,927